Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	March 31,	December 31,
	2022	2021
Prepaid expenses	$1,892	$982
Prepaid insurance	1,279	55
Prepaid manufacturing expenses	1,530	2,624
Prepaid contract research costs	201	262
Research and development tax credit	248	579
Value added tax receivable	6,145	5,633
Deferred financing costs	222	3,855
Income tax receivable	210	213
Investment tax credit	1,316	—
Prepaid expenses and other current assets	$13,043	$14,203

7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	At December 31,
	2021	2020
Prepaid expenses	$3,874	$1,024
Prepaid contract research costs	262	169
Research and development tax credit	579	1,131
Value added tax receivable	5,633	4,315
Deferred financing costs	3,855	38
Prepaid expenses and other current assets	$14,203	$6,677